financial instruments - Fair Values Derivatives (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 CAD ($) $ / € $ / $	Dec. 31, 2019 CAD ($) $ / € $ / $
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 10,000,000	$ 8,000,000
Current Liabilities, Fair value and carrying value	$ 9,000,000	$ 23,000,000
Derivatives | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Hedge ratio	100.00%	100.00%
Current Asset derivatives
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 10,000,000	$ 8,000,000
Current Asset derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2021	-
Current Assets, Notional amount	$ 249,000,000
Current Assets, Fair value and carrying value	$ 8,000,000
Rate | $ / $	1.32
Current Asset derivatives | Currency risk related to revenues | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2021	2020
Current Assets, Notional amount	$ 76,000,000	$ 36,000,000
Current Assets, Fair value and carrying value	$ 2,000,000	$ 1,000,000
Rate | $ / $	1.36	1.30
Current Asset derivatives | Other market risk | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Maximum maturity date	-	2020
Current Assets, Notional amount		$ 72,000,000
Current Assets, Fair value and carrying value		4,000,000
Price		$ 24.40
Current Asset derivatives | Currency risk related to business acquisition | Cash flow hedging item (HFH) | European euro
Disclosure of detailed information about financial instruments
Maximum maturity date	-	2020
Current Assets, Notional amount		$ 472,000,000
Current Assets, Fair value and carrying value		$ 3,000,000
Rate | $ / €		1.12
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2049	2048
Rate | $ / $	1.30	1.28
Other Long-Term Assets, Notional amount	$ 5,495,000,000	$ 3,068,000,000
Other Long-Term Assets, Fair value and carrying value	413,000,000	76,000,000
Current Liabilities derivatives
Disclosure of detailed information about financial instruments
Current Liabilities, Fair value and carrying value	$ 9,000,000	$ 23,000,000
Current Liabilities derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2021	2020
Rate | $ / $	1.40	1.32
Current Liabilities, Notional amount	$ 123,000,000	$ 412,000,000
Current Liabilities, Fair value and carrying value	$ 3,000,000	$ 6,000,000
Current Liabilities derivatives | Other market risk | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Maximum maturity date	2020	-
Price	$ 24.39
Current Liabilities, Notional amount	72,000,000
Current Liabilities, Fair value and carrying value	$ 4,000,000
Current Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	-	2020
Rate | $ / $		1.32
Current Liabilities, Notional amount		$ 1,037,000,000
Current Liabilities, Fair value and carrying value		$ 17,000,000
Current Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
Disclosure of detailed information about financial instruments
Maximum maturity date	2024	-
Rate | $ / €	1.09
Current Liabilities, Notional amount	$ 33,000,000
Current Liabilities, Fair value and carrying value	$ 2,000,000
Current Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | 2.64% non-fixed rate credit facility
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	2022
Current Liabilities, Notional amount	$ 8,000,000	$ 8,000,000
Interest rate on borrowings	2.64%	2.64%
Other Long-Term Liabilities derivatives
Disclosure of detailed information about financial instruments
Other Long-Term Liabilities, Fair value and carrying value	$ 27,000,000	$ 26,000,000
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	-	2049
Rate | $ / $		1.34
Other Long-Term Liabilities, Notional amount		$ 2,485,000,000
Other Long-Term Liabilities, Fair value and carrying value		22,000,000
Spread included in fair value of derivative instruments	$ 92,000,000	$ 38,000,000
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
Disclosure of detailed information about financial instruments
Maximum maturity date	2025	-
Rate | $ / €	1.09
Other Long-Term Liabilities, Notional amount	$ 563,000,000
Other Long-Term Liabilities, Fair value and carrying value	19,000,000
Spread included in fair value of derivative instruments	$ 2,000,000
Other Long-Term Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | 2.64% non-fixed rate credit facility
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	2022
Other Long-Term Liabilities, Notional amount	$ 133,000,000	$ 130,000,000
Other Long-Term Liabilities, Fair value and carrying value	$ 8,000,000	$ 4,000,000
Interest rate on borrowings	2.64%	2.64%